Long- term investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 03, 2018 CNY (¥)
Long Term Investment [Line Items]
Carrying value of cost method			¥ 6,100	¥ 5,700
Impairment of provision		$ 0	0	1,000	¥ 0
Shanghai Three Drivers Culture Media Co Limited [Member]
Long Term Investment [Line Items]
Investment in cash						¥ 4,000
Percentage of equity interest						40.00%
Carrying value of equity investment			¥ 2,800	¥ 2,200
Beijing Hengpengzhixin Automobile Sales Co Ltd [Member]
Long Term Investment [Line Items]
Consideration for disposal of equity investments without readily determinable fair values	¥ 300